UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  01/10/12
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:   106,620
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     2030 17400.000SH       SOLE                16500.000           900.000
3M Company                     COM              88579y101      379     4640 SH       SOLE                     4140               500
AT&T Inc.                      COM              00206r102     1189    39309 SH       SOLE                    38809               500
Abbott Laboratories            COM              002824100     2047    36410 SH       SOLE                    35260              1150
Allergan                       COM              018490102     2024    23066 SH       SOLE                    21466              1600
Annaly Capital Mgmt            COM              035710409     1545    96805 SH       SOLE                    91442              5363
Ansys Inc                      COM              03662q105     2068    36100 SH       SOLE                    35000              1100
Apache Corp                    COM              037411105     2206    24350 SH       SOLE                    23150              1200
Apple Inc                      COM              037833100     5061    12496 SH       SOLE                    12026               470
BHP Billiton ADR               COM              05545E209     1192    16880 SH       SOLE                    16130               750
Bank of Montreal               COM              063671101      573    10450 SH       SOLE                     9950               500
Berkshire Hathaway A           COM              084670108     1033        9 SH       SOLE                        8                 1
Berkshire Hathaway B           COM              084670702     5870    76935 SH       SOLE                    73710              3225
BlackRock Inc                  COM              09247X101     1328     7450 SH       SOLE                     7350               100
C.H. Robinson Worldwide        COM              12541w209     1012    14500 SH       SOLE                    14300               200
Canadian National Railway      COM              136375102     1575    20050 SH       SOLE                    19300               750
Canadian Natural Resources     COM              136385101      405    10850 SH       SOLE                    10450               400
Chevron                        COM              166764100     4034    37914 SH       SOLE                    36414              1500
Coca-Cola Company              COM              191216100      252     3599 SH       SOLE                     3449               150
ConocoPhillips                 COM              20825c104      233     3200 SH       SOLE                     3200
Cummins Inc                    COM              231021106     2222    25249 SH       SOLE                    23999              1250
Dentsply International         COM              249030107      919    26272 SH       SOLE                    25072              1200
Du Pont (E.I.) De Nemours      COM              263534109     1795    39200 SH       SOLE                    38100              1100
EMC Corporation                COM              268648102     1985    92150 SH       SOLE                    89750              2400
Echo Global Logistics          COM              27875T101      558    34550 SH       SOLE                    33150              1400
Expeditors Intl Wash           COM              302130109     3666    89505 SH       SOLE                    85955              3550
Exxon Mobil                    COM              30231g102     4226    49862 SH       SOLE                    48412              1450
Flowserve                      COM              34354P105      236     2375 SH       SOLE                     2375
Freeport-McMoran Copper & Gold COM              35671d857      679    18450 SH       SOLE                    18050               400
Gafisa S.A. ADR                COM              362607301      368    80100 SH       SOLE                    80100
General Dynamics               COM              369550108     2793    42056 SH       SOLE                    40756              1300
General Electric Co            COM              369604103      577    32195 SH       SOLE                    29295              2900
Gentex                         COM              371901109      700    23650 SH       SOLE                    23650
Goldman Sachs                  COM              38141g104      235     2600 SH       SOLE                     2600
Google Inc                     COM              38259P508      661     1023 SH       SOLE                     1013                10
Home Depot Inc                 COM              437076102      389     9251 SH       SOLE                     9251
Honeywell Inc                  COM              438516106      217     4000 SH       SOLE                     4000
IBM                            COM              459200101     3777    20540 SH       SOLE                    19740               800
Johnson & Johnson              COM              478160104     1614    24605 SH       SOLE                    24030               575
Kraft Foods                    COM              50075N104      402    10750 SH       SOLE                     9750              1000
L-3 Communications Hldgs       COM              502424104     1069    16025 SH       SOLE                    15825               200
Linear Technology Corporation  COM              535678106      278     9244 SH       SOLE                     9244
Lockheed Martin Corp           COM              539830109     2269    28050 SH       SOLE                    27250               800
MasterCard                     COM              57636Q104      857     2300 SH       SOLE                     2250                50
McDonalds Corp                 COM              580135101     4282    42675 SH       SOLE                    41775               900
Microsoft Corp                 COM              594918104      406    15650 SH       SOLE                    14650              1000
Mission West Properties        COM              605203108       99    10959 SH       SOLE                    10959
Monsanto                       COM              61166W101      673     9600 SH       SOLE                     9350               250
Mosaic Company                 COM              61945C103      893    17700 SH       SOLE                    17300               400
National Grid PLC              COM              636274300     2177    44900 SH       SOLE                    42500              2400
NextEra Energy, Inc            COM              65339F101      292     4800 SH       SOLE                     4800
Pepsico Incorporated           COM              713448108     3284    49490 SH       SOLE                    48490              1000
Plum Creek Timber              COM              729251108     1826    49950 SH       SOLE                    47450              2500
Potash Cp of Saskatchewan Inc  COM              73755L107     1711    41450 SH       SOLE                    39750              1700
PriceSmart Inc                 COM              741511109      548     7871 SH       SOLE                     7671               200
Procter & Gamble               COM              742718109      477     7150 SH       SOLE                     7150
Public Storage Inc             COM              74460d109     1909    14200 SH       SOLE                    13850               350
Rio Tinto PLC ADR              COM              767204100      308     6300 SH       SOLE                     6100               200
Rogers Corp                    COM              775133101      576    15620 SH       SOLE                    15620
SPDR Gold Trust                COM              78463v107      878     5775 SH       SOLE                     5775
SPDR S&P Dividend              COM              78464A763     1189    22080 SH       SOLE                    21230               850
Starwood Property Trust        COM              85571B105      743    40150 SH       SOLE                    39150              1000
Stryker Corp                   COM              863667101     1714    34477 SH       SOLE                    33077              1400
Sysco                          COM              871829107     1022    34850 SH       SOLE                    32850              2000
Target Corp                    COM              87612e106     2251    43950 SH       SOLE                    43550               400
Teck Resources                 COM              878742204      419    11904 SH       SOLE                    10904              1000
Teradata Corp                  COM              88076W103     1780    36700 SH       SOLE                    36300               400
Total Fina                     COM              89151E109      749    14650 SH       SOLE                    13750               900
U.S. Bancorp                   COM              902973304      744    27500 SH       SOLE                    26000              1500
Verizon Communications         COM              92343V104     1177    29341 SH       SOLE                    28141              1200
Vodafone Group ADR             COM              92857w209     2589    92350 SH       SOLE                    89150              3200
Wal-Mart Stores                COM              931142103      215     3600 SH       SOLE                     3600
Wells Fargo & Co               COM              949746101     1408    51101 SH       SOLE                    49501              1600
iShares Gold Trust ETF         COM              464285105     1735   113900 SH       SOLE                   109800              4100